JOINT VENTURE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 09, 2022
Schedule of Equity Method Investments [Line Items]
Contributed joint venture	$ (0)	$ 113,125
Loss on equity investment	$ 0	$ 159,849
Neural Signals Inc [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage			50.00%